Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 111,460,161	$ 84,059,008
Increase (decrease) in existing provisions	66,478,287	24,983,613
Provisions used	(3,977,591)	(1,651,620)
Reversal of unused provision	(3,612,445)	(743,927)
Increase from adjustment to time value of money	4,356,650	3,176,001
Foreign currency translation	1,221,185	1,637,086
Total changes in provisions	64,466,086	27,401,153
Ending balance	175,926,247	111,460,161
Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	17,352,876	17,433,976
Increase (decrease) in existing provisions	3,749,833	1,842,257
Provisions used	(3,946,144)	(1,150,386)
Reversal of unused provision	(3,612,445)	(743,927)
Foreign currency translation	(12,930)	(29,044)
Total changes in provisions	(3,821,686)	(81,100)
Ending balance	13,531,190	17,352,876
Decommissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	92,402,517	64,486,647
Increase (decrease) in existing provisions	62,688,286	23,395,295
Provisions used	(31,436)
Increase from adjustment to time value of money	4,356,650	3,176,001
Foreign currency translation	1,233,960	1,344,574
Total changes in provisions	68,247,460	27,915,870
Ending balance	160,649,977	92,402,517
Environment and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	1,704,768	2,138,385
Increase (decrease) in existing provisions	40,168	(253,939)
Provisions used	(11)	(501,234)
Foreign currency translation	155	321,556
Total changes in provisions	40,312	(433,617)
Ending balance	$ 1,745,080	$ 1,704,768